Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 8. Fair Value of Financial Instruments

Our financial instruments at December 31, 2012, include cash and cash equivalents, restricted cash, rents receivable, mortgage notes payable, accounts payable, our revolving credit facility and our term loan, amounts due to related persons, other accrued expenses and security deposits. At December 31, 2012, the fair values of our financial instruments approximated their carrying values in our consolidated financial statements, except as follows:

	Carrying	Fair
	Amount	Value
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015	$49,274	$51,117
Mortgage note payable, 6.21% interest rate, due in 2016	24,441	27,109
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019	10,247	11,126
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021	9,165	10,460
	$93,127	$99,812

We estimate the fair values of our mortgage notes payable by using discounted cash flow analyses and currently prevailing market terms as of the measurement date (Level 3 inputs as defined in the fair value hierarchy under GAAP).  Because our inputs are unobservable, our estimated fair value may differ materially from the actual fair value.